STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2016	$ 210		$ 234,831		$ (265)	$ (25,630)	$ (1,002)	$ 208,144
Balance, shares at Dec. 31, 2016	25,741,021
Share-based compensation			2,144					2,144
Exercise of share options and vesting of restricted share units	$ 1							1
Exercise of share options and vesting of restricted share units, shares	109,000
Other comprehensive income (loss)					797			797
Net income (loss)						(72,754)		(72,754)
Balance at Dec. 31, 2017	$ 211		236,975		532	(98,384)	(1,002)	$ 138,332
Balance, shares at Dec. 31, 2017	25,850,021							25,850,021
Share-based compensation			2,718					$ 2,718
Exercise of share options and vesting of restricted share units		[1]		[1]					[1]
Exercise of share options and vesting of restricted share units, shares	167
Other comprehensive income (loss)					(390)			(390)
Net income (loss)						8,121		8,121
Balance at Dec. 31, 2018	$ 211		239,693		142	(90,263)	(1,002)	$ 148,781
Balance, shares at Dec. 31, 2018	25,850,188							25,850,188
Share-based compensation			2,293					$ 2,293
Exercise of share options and vesting of restricted share units	$ 2		1,225					1,227
Exercise of share options and vesting of restricted share units, shares	392,271
Other comprehensive income (loss)					(12)			(12)
Net income (loss)						12,893		12,893
Balance at Dec. 31, 2019	$ 213		$ 243,211		$ 130	$ (77,370)	$ (1,002)	$ 165,182
Balance, shares at Dec. 31, 2019	26,242,459							26,242,459

[1]	Less than $1